7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $1,007,074 and $1,012,697, net of allowance, as of September 30, 2013 and 2012, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the year ended September 30, 2013. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2013. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.